Operating expenses	12 Months Ended
Dec. 31, 2025
Operating expenses
Operating expenses

A7. Operating expenses

Operating expenses from continuing operations include the following items:

		2025	2024	2023
	Notes	$m	$m	$m
Employee costs	A9	3,241	3,128	3,045
Direct materials and services		1,166	1,089	1,087
Vehicle costs		368	360	345
Property costs		144	131	129
Depreciation and impairment of property, plant and equipment	B3	135	129	123
Amortisation and impairment of intangible assets	B2	236	287	250
Other operating expenses[1]		960	778	630
Total operating expenses		6,250	5,902	5,609
1.	Other operating expenses includes professional fees, marketing costs, and amortisation of contract costs.